The Prudential Insurance Company of America

                                     Thomas C. Castano
                                     Assistant General Counsel
                                     Law Department

                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (201) 802-4708 fax: (201) 802-9560


                                                              May 5, 1997

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


          Re: Pruco Life Variable Appreciable Account
              (Registration No. 333-07451)


Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 1 and (ii) that the text of Post-Effective Amendment No. 1 was filed electronically on April 28, 1997. (Accession No. 0000950110-97-000698)



                                               By: /s/
                                                   -----------------------------
                                                   Thomas C. Castano
                                                   Assistant Secretary
                                                   Pruco Life Insurance Company